Organizations and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 17, 2020	Jun. 30, 2019	May 31, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Organizations and Principal Activities (Details) [Line Items]
Reverse recapitalization, description				The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 70,000,000 divided by 146,341,551 (131,312,984 ordinary shares and 15,028,567 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company.
Par value of ordinary shares of subscription receivable (in Dollars per share)						$ 0.0001
Adjusted value of addition paid-in capital (in Dollars)						$ 5
Net assets (in Dollars)				$ 5,885
Earnout shares, description				In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 2,000,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $16.50 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $22.75 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 1,000,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $30.00 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.
ViEs assets percentage				100.50%	93.20%
VIEs liabilities percentage				97.50%	93.00%
Maximum [Member]
Organizations and Principal Activities (Details) [Line Items]
Subscription receivable adjusted negative value (in Dollars)						12
Minimum [Member]
Organizations and Principal Activities (Details) [Line Items]
Subscription receivable adjusted negative value (in Dollars)
Share Exchange Agreement [Member]
Organizations and Principal Activities (Details) [Line Items]
Acquired percentage	100.00%
Exchange for newly issued ordinary shares (in Shares)	70,000,000
Ordinary escrow shares issued (in Shares)	3,140,567
Ucommune Group [Member]
Organizations and Principal Activities (Details) [Line Items]
Aggregate of ordinary shares (in Shares)		90,646,360	90,646,360